Neuberger Berman Alternative and Multi-Asset Class Funds® (“Alternative Funds”)
Neuberger Berman Advisers Management Trust® (“AMT Funds”)
Neuberger Berman Equity Funds® (“Equity Funds”)
Neuberger Berman Income Funds® (“Income Funds”)

Supplement to the Summary Prospectus(es), Prospectus(es) and Statement of Additional Information of each fund listed in Schedule A

The following change applies to the Summary Prospectus(es), Prospectus(es) and Statement of Additional Information for each series of the Alternative Funds, AMT Funds, Equity Funds, and Income Funds (each a “Fund”) listed in Schedule A:
On or about July 1, 2016, it is anticipated that Neuberger Berman Management LLC (“NBM”) will be reorganized into Neuberger Berman LLC (“NB LLC”) (the “Reorganization”). Upon the completion of the Reorganization, NB LLC will assume all rights and obligations pertaining to all services NBM provides to any Fund under any distribution agreement or distribution and services agreement (the “Agreements”) or plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (the “Plans”). Accordingly, after the Reorganization, NB LLC will become each Fund’s distributor and the services previously provided by NBM under the Agreements and Plans will be provided by NB LLC.  Consequently, upon completion of the Reorganization, each reference to NBM in each Fund’s Summary Prospectus(es), Prospectus(es), and Statement of Additional Information is replaced with NB LLC.

Following the Reorganization, the employees of NBM who currently provide services to each Fund under the Agreements and Plans will continue to provide the same services, except that they will provide those services in their capacities as employees of NB LLC. Further, the Reorganization will not result in any change in the nature or level of services provided to each Fund, or the fees, if any, each Fund pays under the Agreements or the Plans.

The following is added to the “Portfolio Holdings Policy” section in each Fund’s Prospectus:

No earlier than five business days after month-end, a Fund may publicly disclose via various shareholder and public communications, such as portfolio manager commentaries, fact sheets or other marketing materials, which will be publicly available at www.nb.com, certain portfolio characteristics for the month or as of month-end, including but not limited to: up to the top 10 holdings of the Fund (if the Fund engages in short selling, it may also disclose up to the top 10 short positions); up to the top 10 holdings that contributed to and/or detracted from performance or were the best and/or worst performers; or changes to portfolio composition (e.g., buys and sells).  This information will remain available at this website until information for the subsequent month has been posted.

The “Portfolio Holdings Disclosure - Portfolio Holdings Disclosure Policy” section and the “Portfolio Holdings Disclosure - Portfolio Holdings Disclosure Procedures” section in each Fund’s Statement of Additional Information is deleted and replaced with the following:

Portfolio Holdings Disclosure Policy
The Funds prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NBIA or the Funds, rating and ranking organizations, and affiliated persons of the Funds or NBIA (the “Potential Recipients”) unless such disclosure is consistent with the Funds’ legitimate business purposes and is in the best interests of their shareholders (the “Best Interests Standard”).
NBIA and the Funds have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NBIA or the Funds with a specific business reason to know the portfolio holdings of the Funds (e.g., custodians, prime brokers, etc.) (the “Allowable Recipients”). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as “Approved Recipients.” NBIA may expand the categories of Allowable Recipients only if it is determined that the Best Interests Standard has been met and only with the written concurrence of NBIA’s legal and compliance department.  These procedures are designed to address conflicts of interest between the shareholders, on the one hand, and NBIA or any affiliated person of either NBIA or the Funds on the other, by creating a review and approval process of Potential Recipients of portfolio holdings consistent with the Best Interests Standard.
Selective Disclosure Procedures
Disclosure of portfolio holdings may be requested by completing and submitting a holdings disclosure form to NBIA’s legal and compliance department or to the Funds’ Chief Compliance Officer for review, approval and processing.
Neither the Funds, NBIA, nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings. Each Allowable Recipient must be subject to a duty of confidentiality or sign a non-disclosure agreement, including an undertaking not to trade on the information, before they may become an Approved Recipient. Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. The Funds’ Chief Compliance Officer shall report any material issues that may arise under these policies to the Board of Trustees.
Pursuant to a Code of Ethics adopted by the Funds and NBIA (“NB Code”), employees are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Funds except to persons whose responsibilities require knowledge of the information.  The NB Code also prohibits any individual associated with the Funds or NBIA, from engaging directly or indirectly, in any transaction in securities held or to be acquired by the Fund while in possession of material nonpublic information regarding such securities or their issuer.

The following amends and supplements the “Additional Information about Principal Investment Risks - Recent Market Conditions” section in each Fund’s Prospectus and supersedes any information to the contrary:

The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” are impossible to know for sure at this point.  The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU following its exit, a matter to be negotiated. The decision may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time.

The date of this supplement is June 30, 2016.

Please retain this supplement for future reference.

NEUBERGER BERMAN Neuberger Berman Investment Advisers LLC 605 Third Avenue 2nd Floor New York, NY 10158-0180 Shareholder services: 800-877-9700 Institutional Services: 800-366-6264 Website: www.nb.com

Schedule A

Fund	Date of Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (each as amended or supplemented)
Neuberger Berman Alternative and Multi-Asset Class Funds®
Neuberger Berman Absolute Return Multi-Manager Fund	February 29, 2016
Neuberger Berman Flexible Select Fund	February 29, 2016
Neuberger Berman Global Allocation Fund	February 29, 2016
Neuberger Berman Global Long Short Fund	February 29, 2016
Neuberger Berman Inflation Managed Fund	February 29, 2016
Neuberger Berman Long Short Credit Fund	February 29, 2016
Neuberger Berman Long Short Fund	February 29, 2016
Neuberger Berman Long Short Multi-Manager Fund	February 29, 2016
Neuberger Berman Multi-Asset Income Fund	February 29, 2016
Neuberger Berman Risk Balanced Commodity Strategy Fund	February 29, 2016

Neuberger Berman Advisers Management Trust®
Absolute Return Multi-Manager Portfolio	May 1, 2016
Guardian Portfolio	May 1, 2016
International Equity Portfolio	May 1, 2016
Large Cap Value Portfolio	May 1, 2016
Mid-Cap Growth Portfolio	May 1, 2016
Mid Cap Intrinsic Portfolio	May 1, 2016
Real Estate Portfolio	May 1, 2016
Short Duration Bond Portfolio	May 1, 2016
Socially Responsive Portfolio	May 1, 2016

Neuberger Berman Equity Funds®
Neuberger Berman All Cap Core Fund	December 18, 2015
Neuberger Berman Dividend Growth Fund	December 12, 2015
Neuberger Berman Emerging Markets Equity Fund	December 18, 2015
Neuberger Berman Equity Income Fund	December 18, 2015
Neuberger Berman Focus Fund	December 18, 2015
Neuberger Berman Genesis Fund	December 18, 2015
Neuberger Berman Global Equity Fund	December 18, 2015
Neuberger Berman Global Real Estate Fund	December 18, 2015
Neuberger Berman Greater China Equity Fund	December 18, 2015
Neuberger Berman Guardian Fund	December 18, 2015
Neuberger Berman International Equity Fund	December 18, 2015
Neuberger Berman International Select Fund	December 18, 2015
Neuberger Berman Intrinsic Value Fund	December 18, 2015

Neuberger Berman Large Cap Disciplined Growth Fund	December 18, 2015
Neuberger Berman Large Cap Value Fund	December 18, 2015
Neuberger Berman Mid Cap Growth Fund	December 18, 2015
Neuberger Berman Mid Cap Intrinsic Value Fund	December 18, 2015
Neuberger Berman Multi-Cap Opportunities Fund	December 18, 2015
Neuberger Berman Real Estate Fund	December 18, 2015
Neuberger Berman Small Cap Growth Fund	December 18, 2015
Neuberger Berman Socially Responsive Fund	December 18, 2015
Neuberger Berman Value Fund	December 18, 2015
Neuberger Berman World Equity Fund	December 18, 2015

Neuberger Berman Income Funds®
Neuberger Berman Core Bond Fund	February 29, 2016
Neuberger Berman Emerging Markets Debt Fund	February 29, 2016
Neuberger Berman Floating Rate Income Fund	February 29, 2016
Neuberger Berman High Income Bond Fund	February 29, 2016
Neuberger Berman Municipal High Income Fund	February 29, 2016
Neuberger Berman Municipal Intermediate Bond Fund	February 29, 2016
Neuberger Berman New York Municipal Income Fund	February 29, 2016
Neuberger Berman Short Duration Bond Fund	February 29, 2016
Neuberger Berman Short Duration High Income Fund	February 29, 2016
Neuberger Berman Strategic Income Fund	February 29, 2016
Neuberger Berman Unconstrained Bond Fund	February 29, 2016